Document and Entity Information	Nov. 05, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 05, 2025
Entity File Number	001-40493
Entity Registrant Name	ATAI Life Sciences N.V.
Entity Central Index Key	0001840904
Entity Incorporation, State or Country Code	P7
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	PROF. J.H. BAVINCKLAAN 7
Entity Address, City or Town	AMSTELVEEN
Entity Address, Country	NL
Entity Address, Postal Zip Code	1183
City Area Code	917
Local Phone Number	825-4230
Title of 12(b) Security	Common shares, €0.10 par value per share
Trading Symbol	ATAI
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false